CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS: Cash and cash equivalents consisted entirely of bank balances as at December 31, 2023 and January 1, 2023.